Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Trade receivables	$ 112,419	$ 112,403	$ 79,472
Other receivables		9,509	16,918
Gross carrying amount [Member]
Disclosure of financial assets [Line Items]
Trade receivables		115,875	82,814
Other receivables		9,537	17,107
Accumulated impairment [Member]
Disclosure of financial assets [Line Items]
Trade receivables		(3,472)	(3,342)
Other receivables		$ (28)	$ (189)